Operating income - Narrative (Details) - EUR (€) € in Thousands	1 Months Ended	3 Months Ended		9 Months Ended
	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure Of Operating Income [Line Items]
Research tax credit ("CIR")		€ 639	€ 1,332	€ 2,656	€ 3,997
Subsidies			€ 20		€ 4,140
RNP-VIR conditional advance
Disclosure Of Operating Income [Line Items]
Subsidies	€ 1,872
CARENA conditional advance
Disclosure Of Operating Income [Line Items]
Subsidies	€ 2,251